Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Plan number	001
Entity tax identification number	84-2885657
Participant Contributions Transferred Late to Plan		$ 153,456
Contributions Not Corrected		0
Contributions Corrected Outside VFCP		153,456
Contributions Pending Correction VFCP		0
Total Fully Corrected Under VFCP and PTE 2002-51		$ 0